Stock Options and Warrant	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Options and Warrants [Abstract]
Stock Options and Warrants

Note 12 -  Stock Options and Warrants

On July 1, 2013, our Board of Directors adopted and approved the 2013 Equity Incentive Plan.  The plan authorizes us to grant non-qualified stock options and restricted stock purchase rights to purchase up to 14,000,000 shares of our common stock with vesting to employees (including officers) and other service providers.  At June 30, 2014, 4.6 million shares were available for future grants and total unrecognized deferred stock compensation expected to be recognized over the remaining weighted-average vesting periods of 3.83 years for outstanding grants was $4.5 million.

In April 2014, outstanding employee stock options granted under the 2013 Equity Incentive Plan were cancelled and reissued by our Board of Directors with an exercise price of $0.35 per share. The reissuance also changed the vesting to 15% vesting immediately and the remainder in 1/36th in monthly increments over the next three years. As a result of the cancellation and reissuance of the options, we will recognize a non-cash charge of $840,000 for the incremental change in fair value of the cancelled and reissued options over the vesting period of the reissued options. This cancellation and reissuance affected 21 employees who held 8.6 million stock options as of the date of the cancellation and reissuance.

The fair value of option awards is estimated on the grant date using the Black-Scholes option valuation model.

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by us.  The following table presents the weighted-average grant date assumptions used to estimate the fair value of options and stock appreciation rights granted.

	June 30, 2014	December 31, 2013
	(unaudited)
Expected volatility	71.08%	73.50%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.70%	1.26%
Expected life (in years)	6.00	6.64

Expected volatility represents the estimated volatility of the shares over the expected life of the options.  We have estimated the expected volatility based on the weighted-average historical volatilities of a pool of public companies that are comparable to Ener-Core.

We use an expected dividend yield of zero since no dividends are expected to be paid.  The risk-free interest rate for periods within the expected life of the option is derived from the U.S. treasury interest rates in effect at the date of grant.  The expected option life represents the period of time the option is expected to be outstanding.  The simplified method is used to estimate the term since we do not have sufficient exercise history to calculate the expected life of the options.

Stock-based compensation expense is recorded only for those awards expected to vest.  Currently, the forfeiture rate is zero.  The rate is adjusted if actual forfeitures differ from the estimates in order to recognize compensation cost only for those awards that actually vest.  If factors change and different assumptions are employed in future periods, the share-based compensation expense may differ from that recognized in previous periods.

Stock-based award activity was as follows:

Reissued during 2014  8,610,000   0.35
			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Life	Value
Balance, December 31, 2013	8,910,000	$1.289	6.30
Forfeited during 2014	(424,000)	1.300	-
Cancelled during 2014	(8,610,000)	1.289
Granted during 2014	910,000	0.48	-
Balance, June 30, 2014	9,396,000	$0.36	5.84	$2,278,000
Exercisable on June 30, 2014	2,605,000	$0.40	5.85	$546,000

The options granted have a contract term ranging between five and seven years.  Options granted during 2014 vested immediately or over a three year period, with 15% - 100% of the options vesting immediately upon grant and the remainder ratably over the vesting term.

The following table summarizes information about stock options outstanding and exercisable at June 30, 2014:

	Options Outstanding				Options Exercisable
Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price		Number of Shares	Weighted- Average Exercise Price
		(In years)
$0.00 - $0.25	-		$			$
$0.26 - $0.50	9,396,000	5.84		$0.36	2,605,000		$0.40
$0.51 - $0.75	-		$			$
	9,396,000	5.84		$0.36	2,605,000		$0.40

Restricted stock activities in 2014 were as follows:

		Weighted-
		Average
		Grant
	Shares	Price
Balance, December 31, 2013	1,677,000	$0.001
Repurchase of unvested restricted shares	(92,000)	$
Vested	(406,000)	$
Unvested balance, June 30, 2014	1,179,000	$0.001

During the first quarter of 2013, stock options were exercised prior to vesting and all unvested options are subject to repurchase rights.  Under the terms of the stock option plan, we repurchased 92,323 shares from an employee for $92 during the six months ended June 30, 2014.  These shares have been returned to the pool of shares eligible to be issued under the stock option plan.

Stock based compensation expense consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Research and development	$710,000	$31,000	$994,000	$45,000
General and administrative	868,000	-	1,375,000	-
	$1,578,000	$31,000	$2,369,000	$45,000

Warrants

From time to time, we issue warrants to purchase shares of our common stock to investors, note holders and to non-employees for services rendered or to be rendered in the future.

 The following table provides a reconciliation of the warrant activity for the six months ended June 30, 2014:

	Warrants Outstanding
	Number of Warrants	Weighted-Average Exercise Price per Share
Balance outstanding at January 1, 2014	631,000	$0.80
Warrants issued	4,780,000	0.78
Warrants exercised	-	-
Balance outstanding at June 30, 2014	5,411,000	$0.78
Warrants exercisable at June 30, 2014	5,411,000	$0.78

As of June 30, 2014, warrants outstanding had a weighted average remaining life of 4.78 years and no intrinsic value.

Note 11 -  Stock Options and Warrants

On July 1, 2013, our Board of Directors adopted and approved the 2013 Equity Incentive Plan.  The plan authorizes us to grant non-qualified stock options and restricted stock purchase rights to purchase up to 14,000,000 shares of our common stock with vesting to employees (including officers) and other service providers.  At December 31, 2013, 5,090,000 shares were available for future grants and total unrecognized deferred stock compensation expected to be recognized over the remaining weighted-average vesting periods of 3.9 years for outstanding grants was $6,261,000 million.

The fair value of option awards is estimated on the grant date using the Black-Scholes option valuation model.

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by us.  The following table presents the weighted-average grant date assumptions used to estimate the fair value of options and stock appreciation rights granted.

	December 31, 2013	December 31, 2012
Expected volatility	73.50%	77.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.26%	0.33%
Expected life (in years)	6.64	5.00

Expected volatility represents the estimated volatility of the shares over the expected life of the options.  We have estimated the expected volatility based on the weighted-average historical volatilities of a pool of public companies that are comparable to Ener-Core.

We use an expected dividend yield of zero since no dividends are expected to be paid.  The risk-free interest rate for periods within the expected life of the option is derived from the U.S. treasury interest rates in effect at the date of grant.  The expected option life represents the period of time the option is expected to be outstanding.  The simplified method is used to estimate the term since we do not have sufficient exercise history to calculate the expected life of the options.

Stock-based compensation expense is recorded only for those awards expected to vest.  Currently, the forfeiture rate is zero.  The rate is adjusted if actual forfeitures differ from the estimates in order to recognize compensation cost only for those awards that actually vest.  If factors change and different assumptions are employed in future periods, the share-based compensation expense may differ from that recognized in previous periods.

Stock-based award activity was as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Life	Value
Balance at January 1, 2012	—	$—	N/A
Options granted	3,220,735	0.001	5.00
Balance, December 31, 2012	3,220,735	0.001	5.00
Exercise of unvested options into restricted stock	(3,220,735)	0.001	—
Granted during 2013	8,910,000	1.289	6.55
Balance, December 31, 2013	8,910,000	$1.289	6.30	$2,240,000
Exercisable on December 31, 2013	533,334	$1.00	4.35	$288,000

The weighted-average grant date fair value per share of options granted to employees during the year ended December 31, 2013 and 2012, was $0.87 and $0.087, respectively.

The options granted have a contract term ranging between five and seven years.  Options granted prior to November 2013 vest over a  2.8 to 3 year period, with 33% of the options vesting 3 to 6 months after grant and the remainder ratably over the vesting term.  Options granted after November 2013 vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number of	Contractual	Exercise	Number of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0.51 - $1.00	1,500,000	4.35	$1.00	533,334	$1.00
$1.01 - $1.50	5,860,000	6.65	$1.30	—	$—
$1.51 - $2.00	1,550,000	6.88	$1.52	—	$—
	8,910,000	6.30	$1.29	533,334	$1.00

All 3,220,735 stock options outstanding at December 31, 2012 had an exercise price of $0.001.

Restricted stock activity in 2013 was as follows:

		Weighted-
		Average
		Grant
	Shares	Price
Balance, December 31, 2012	—	—
Exercise of options	3,220,735	$0.001
Repurchase of unvested restricted shares	(76,608)	$0.001
Vested	(1,467,259)	$0.001
Balance, December 31, 2013	1,676,868	$0.001

All 3,220,735 of the stock options outstanding at December 31, 2012 were exercised in the first quarter of 2013, resulting in proceeds of approximately $2,000.  These stock options were exercised prior to vesting and all unvested options are subject to repurchase rights.  Under the terms of the stock option plan, we repurchased 76,608 shares from an employee for $77 during the year ended December 31, 2013 and these were returned to the pool of shares eligible to be issued under the stock option plan.

Stock based compensation expense for the year ended December 31, 2013, the period from November 12, 2012 through December 31, 2012 (Successor) and the period from January 1, 2012 through November 11, 2012 (Predecessor) was $1,729,000, $0 and $380,000, respectively.

Warrants

From time to time, we issue warrants to purchase shares of our common stock to investors, note holders and to non-employees for services rendered or to be rendered in the future.  There were warrants for the purchase of up to 631,087 shares of our common stock granted during 2013 in connection with our common stock offerings (see Note 10).  No warrants were exercised during the year ended December 31, 2013.  The following table provides a reconciliation of the November 2013 Warrant activity for the year ended December 31, 2013:

	Warrants Outstanding
	Number of Warrants	Weighted- Average Exercise Price per Share
Balance outstanding at January 1, 2013	—	$—
Warrants issued	631,087	0.80
Warrants exercised	—	—
Balance outstanding at December 31, 2013	631,087	$0.80
Warrants exercisable at December 31, 2013	631,087	$0.80

As of December 31, 2013, warrants outstanding had a weighted average remaining life of 4.66 years and had aggregate intrinsic value of approximately $469,000.